UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08991

Name of Fund: BlackRock High Yield Trust (BHY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock High Yield Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2010

Date of reporting period: 05/31/2010

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2010 (Unaudited)	BlackRock High Yield Trust (BHY)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Auto Components — 0.3%
Lear Corp. (a)	1,597	$108,069

Building Products — 0.3%
Masonite Worldwide Holdings (a)	3,120	139,620

Capital Markets — 0.2%
E*Trade Financial Corp. (a)	49,000	72,520

Construction Materials — 0.0%
Nortek, Inc. (a)	375	17,250

Machinery — 0.1%
Accuride Corp. (a)	13,902	18,767

Paper & Forest Products — 0.0%
Ainsworth Lumber Co. Ltd. (a)	2,234	7,812
Ainsworth Lumber Co. Ltd. (a)(b)	2,507	8,766

		16,578

Software — 0.4%
HMH Holdings/EduMedia (a)	23,970	149,814

Specialty Retail — 0.0%
Lazydays RV Center, Inc. (a)	3,395	13,242

Total Common Stocks – 1.3%		535,860

Corporate Bonds	Par (000)

Aerospace & Defense — 0.0%
L-3 Communications Corp., 5.88%, 1/15/15	$10	9,925

Airlines — 0.7%
American Airlines Pass-Through Trust, Series 2001-02, 7.86%, 4/01/13	20	20,200
United Air Lines, Inc., 12.75%, 7/15/12	250	265,625

		285,825

Auto Components — 1.6%
Delphi International Holdings Unsecured, 12.00%, 10/06/14	8	7,657
The Goodyear Tire & Rubber Co., 8.63%, 12/01/11	101	103,777
Icahn Enterprises LP, 8.00%, 1/15/18 (b)	450	423,000
Stanadyne Corp., Series 1, 10.00%, 8/15/14	150	133,500

		667,934

Biotechnology — 0.3%
QHP Pharma, 10.25%, 3/15/15 (b)	125	126,168

Building Products — 0.9%
Associated Materials LLC, 9.88%, 11/15/16	70	75,250

Corporate Bonds	Par (000)	Value

Building Products (concluded)
CPG International I, Inc., 10.50%, 7/01/13	$150	$151,500
Ply Gem Industries, Inc., 11.75%, 6/15/13	130	133,250

		360,000

Capital Markets — 0.5%
E*Trade Financial Corp., Series A, 0.00%, 8/31/19 (c)(d)	71	101,619
Marsico Parent Co., LLC, 10.63%, 1/15/16 (b)	154	87,010
Marsico Parent Holdco, LLC, 3.13%, 7/15/16 (b)(e)	70	17,065
Marsico Parent Superholdco, LLC, 3.63%, 1/15/18 (b)(e)	42	8,156

		213,850

Chemicals — 5.4%
American Pacific Corp., 9.00%, 2/01/15	140	137,025
Ames True Temper, Inc., 4.30%, 1/15/12 (f)	265	249,762
CF Industries, Inc.:
6.88%, 5/01/18	70	70,088
7.13%, 5/01/20	130	131,137
Georgia Gulf Corp., 9.00%, 1/15/17 (b)	40	40,600
Hexion Finance Escrow LLC, 8.88%, 2/01/18 (b)	175	161,875
Hexion U.S. Finance Corp., 9.75%, 11/15/14	115	109,825
Huntsman International LLC (b):
5.50%, 6/30/16	75	65,250
8.63%, 3/15/20	65	61,263
Ineos Finance Plc, 9.00%, 5/15/15 (b)	100	99,500
Innophos, Inc., 8.88%, 8/15/14	545	558,625
LBI Escrow Corp., 8.00%, 11/01/17 (b)	390	396,825
MacDermid, Inc., 9.50%, 4/15/17 (b)	195	195,487

		2,277,262

Commercial Services & Supplies — 2.1%
ACCO Brands Corp., 10.63%, 3/15/15	45	48,713
DI Finance, Series B, 9.50%, 2/15/13	201	203,512
International Lease Finance Corp., 8.63%, 9/15/15 (b)	40	36,800
RSC Equipment Rental, Inc., 10.00%, 7/15/17 (b)	100	107,625
Scientific Games International, Inc., 9.25%, 6/15/19	90	92,925
Waste Services, Inc., 9.50%, 4/15/14	185	189,625

Portfolio Abbreviation

FKA Formerly Known As

BLACKROCK HIGH YIELD TRUST	MAY 31, 2010	1

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Commercial Services & Supplies (concluded)
West Corp., 11.00%, 10/15/16	$210	$212,100

		891,300

Construction Materials — 0.9%
Nortek, Inc., 11.00%, 12/01/13	377	391,733

Consumer Finance — 1.7%
Credit Acceptance Corp., 9.13%, 2/01/17 (b)	120	121,200
Ford Motor Credit Co. LLC:
3.05%, 1/13/12 (f)	110	105,600
7.80%, 6/01/12	500	509,950

		736,750

Containers & Packaging — 3.3%
Ball Corp., 6.75%, 9/15/20	85	82,662
Berry Plastics Corp.:
8.88%, 9/15/14	105	100,800
8.25%, 11/15/15	25	24,563
9.50%, 5/15/18 (b)	190	170,050
Berry Plastics Holding Corp., 8.88%, 9/15/14	230	220,800
Crown Americas LLC, 7.75%, 11/15/15	85	86,487
Graphic Packaging International, Inc., 9.50%, 6/15/17	160	166,400
Impress Holdings BV, 2.47%, 9/15/13 (b)(f)	270	249,750
Pregis Corp., 12.38%, 10/15/13	310	305,350

		1,406,862

Diversified Financial Services — 8.4%
CDX North America High Yield, Series 6-T1, 8.63%, 6/29/11 (b)	435	462,187
CIT Group, Inc.:
7.00%, 5/01/16	305	276,788
7.00%, 5/01/17	1,095	988,237
Citigroup, Inc., 4.75%, 5/19/15	60	59,260
GMAC, Inc.:
6.88%, 9/15/11	100	100,000
2.74%, 12/01/14 (f)	73	59,969
6.75%, 12/01/14	460	438,150
8.30%, 2/12/15 (b)	350	351,312
8.00%, 3/15/20 (b)	40	38,800
8.00%, 11/01/31	120	109,200
Leucadia National Corp., 8.13%, 9/15/15	200	204,500
Reynolds Group DL Escrow, Inc., 7.75%, 10/15/16 (b)	250	247,500
Reynolds Group Issuer, Inc., 8.50%, 5/15/18 (b)	230	218,500

		3,554,403

Diversified Telecommunication Services — 5.0%
Asia Global Crossing Ltd., 13.38%, 10/15/10 (a)(g)	2,000	2,500

Corporate Bonds	Par (000)	Value

Diversified Telecommunication Services (concluded)
Broadview Networks Holdings, Inc., 11.38%, 9/01/12	$195	$187,200
GCI, Inc., 8.63%, 11/15/19 (b)	200	194,000
New Communications Holdings, Inc. (b):
7.88%, 4/15/15	100	99,250
8.25%, 4/15/17	100	99,000
8.50%, 4/15/20	70	68,950
Qwest Communications International, Inc.:
7.50%, 2/15/14	685	674,725
8.00%, 10/01/15 (b)	100	100,250
Series B, 7.50%, 2/15/14	285	280,725
Qwest Corp., 8.38%, 5/01/16	140	151,900
Wind Acquisition Finance SA, 12.00%, 12/01/15 (b)	150	154,500
Windstream Corp.:
8.13%, 8/01/13	50	50,500
8.63%, 8/01/16	50	49,500

		2,113,000

Electric Utilities — 1.4%
Elwood Energy LLC, 8.16%, 7/05/26	391	370,863
Intergen NV, 9.00%, 6/30/17 (b)	75	75,000
NSG Holdings LLC, 7.75%, 12/15/25 (b)	170	152,150

		598,013

Electronic Equipment, Instruments & Components — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16	50	51,125

Energy Equipment & Services — 1.7%
Compagnie Generale de Geophysique- Veritas:
7.50%, 5/15/15	50	48,500
7.75%, 5/15/17	80	76,000
Expro Finance Luxembourg SCA, 8.50%, 12/15/16 (b)	290	281,300
Global Geophysical Services, Inc., 10.50%, 5/01/17 (b)	50	48,000
Hornbeck Offshore Services, Inc., Series B, 6.13%, 12/01/14	5	4,700
North American Energy Alliance LLC, 10.88%, 6/01/16 (b)	115	117,587
Parker Drilling Co., 9.13%, 4/01/18 (b)	35	33,250
Thermon Industries, Inc., 9.50%, 5/01/17 (b)	90	89,100

		698,437

Food & Staples Retailing — 0.5%
Rite Aid Corp.:
9.75%, 6/12/16	75	79,594
10.25%, 10/15/19	120	122,100

		201,694

2	BLACKROCK HIGH YIELD TRUST	MAY 31, 2010

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Food Products — 0.3%
Smithfield Foods, Inc., 10.00%, 7/15/14 (b)	$100	$107,063

Health Care Equipment & Supplies — 1.3%
DJO Finance LLC:
10.88%, 11/15/14	290	301,600
10.88%, 11/15/14 (b)	100	104,000
Hologic, Inc., 2.00%, 12/15/37 (c)(h)	170	145,138

		550,738

Health Care Providers & Services — 4.6%
American Renal Holdings, 8.38%, 5/15/18 (b)	50	48,625
DaVita, Inc., 7.25%, 3/15/15	200	199,000
HCA, Inc.:
9.13%, 11/15/14	265	278,912
8.50%, 4/15/19	125	130,625
7.25%, 9/15/20 (b)	340	339,150
Omnicare, Inc., 7.75%, 6/01/20	45	45,113
Tenet Healthcare Corp. (b):
9.00%, 5/01/15	279	292,950
10.00%, 5/01/18	259	283,929
8.88%, 7/01/19	200	209,750
Viant Holdings, Inc., 10.13%, 7/15/17 (b)	115	114,137

		1,942,191

Health Care Technology — 1.1%
IMS Health, Inc., 12.50%, 3/01/18 (b)	410	470,475

Hotels, Restaurants & Leisure — 1.2%
MGM Mirage:
13.00%, 11/15/13	25	28,500
10.38%, 5/15/14 (b)	175	185,937
Scientific Games Corp., 0.75%, 12/01/24 (c)(h)	60	59,700
Travelport LLC, 5.16%, 9/01/14 (f)	25	23,250
Tropicana Entertainment LLC, Series WI, 9.63%, 12/15/14 (a)(g)	25	34
Virgin River Casino Corp., 9.00%, 1/15/12 (a)(g)	445	200,250

		497,671

Household Durables — 2.6%
Beazer Homes USA, Inc.:
6.88%, 7/15/15	65	57,038
8.13%, 6/15/16	50	45,750
12.00%, 10/15/17	40	44,400
9.13%, 6/15/18	395	371,300
Jarden Corp., 8.00%, 5/01/16	40	40,850
K. Hovnanian Enterprises, Inc., 10.63%, 10/15/16	95	97,137
KB Home, 9.10%, 9/15/17	40	40,500
Standard Pacific Corp.:
6.25%, 4/01/14	10	9,350

Corporate Bonds	Par (000)	Value

Household Durables (concluded)
Standard Pacific Corp. (concluded):
7.00%, 8/15/15	$25	$23,000
10.75%, 9/15/16	250	271,250
8.38%, 5/15/18	90	86,175
Standard-Pacific Corp., 9.25%, 4/15/12	20	20,400

		1,107,150

IT Services — 1.6%
Alliance Data Systems Corp., 1.75%, 8/01/13 (c)	295	308,644
First Data Corp., 9.88%, 9/24/15	85	68,425
iPayment, Inc., 9.75%, 5/15/14	120	106,200
iPayment Investors LP, 11.63%, 7/15/14 (b)(e)	92	80,875
SunGard Data Systems, Inc., 10.63%, 5/15/15	100	105,500

		669,644

Independent Power Producers & Energy Traders — 4.1%
AES Eastern Energy LP, Series 99-B, 9.67%, 1/02/29	105	114,188
AES Red Oak LLC:
Series A, 8.54%, 11/30/19	113	114,374
Series B, 9.20%, 11/30/29	500	487,500
Calpine Construction Finance Co. LP, 8.00%, 6/01/16 (b)	220	222,200
Energy Future Holdings Corp.:
10.88%, 11/01/17	160	117,600
12.00%, 11/01/17 (e)	139	88,570
10.00%, 1/15/20 (b)	410	407,950
NRG Energy, Inc., 7.25%, 2/01/14	195	192,562

		1,744,944

Industrial Conglomerates — 2.2%
Sequa Corp. (b):
11.75%, 12/01/15	350	350,000
13.50%, 12/01/15 (e)	586	596,760

		946,760

Insurance — 0.9%
Alliant Holdings I, Inc., 11.00%, 5/01/15 (b)	300	298,875
USI Holdings Corp., 4.31%, 11/15/14 (b)(f)	100	80,000

		378,875

Internet & Catalog Retail — 0.1%
NetFlix, Inc., 8.50%, 11/15/17	35	36,138

Leisure Equipment & Products — 0.7%
Brunswick Corp., 11.25%, 11/01/16 (b)	225	252,000
Easton-Bell Sports, Inc., 9.75%, 12/01/16 (b)	45	46,463

		298,463

BLACKROCK HIGH YIELD TRUST	MAY 31, 2010	3

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Life Sciences Tools & Services — 0.2%
Patheon, Inc., 8.63%, 4/15/17 (b)	$100	$100,000

Machinery — 1.9%
AGY Holding Corp., 11.00%, 11/15/14	170	136,000
Accuride Corp., 7.50%, 2/26/20 (c)(e)	1	3,659
Navistar International Corp.:
3.00%, 10/15/14 (c)	260	321,100
8.25%, 11/01/21	300	300,000
Titan International, Inc., 5.63%, 1/15/17 (b)(c)	40	49,700

		810,459

Marine — 0.5%
Horizon Lines, Inc., 4.25%, 8/15/12 (c)	240	198,000

Media — 13.2%
Affinion Group, Inc, 10.13%, 10/15/13	520	529,100
CCH II LLC, 13.50%, 11/30/16	169	193,145
CMP Susquehanna Corp., 3.20%, 5/15/14 (b)	23	460
CSC Holdings, Inc., 8.50%, 4/15/14 (b)	80	83,200
Clear Channel Worldwide Holdings, Inc. (b):
Series A, 9.25%, 12/15/17	141	142,762
Series B, 9.25%, 12/15/17	716	728,530
Cox Enterprises, Inc. (d):
Loan Close 2, 12.00%, 8/15/18	120	120,000
Loan Close 3, 12.00%, 8/15/18	140	140,000
Shares Loan, 12.00%, 8/15/18	140	140,000
DISH DBS Corp., 7.00%, 10/01/13	40	40,600
Gannett Co., Inc., 8.75%, 11/15/14 (b)	235	246,750
Gray Television, Inc., 10.50%, 6/29/15 (b)	120	113,400
Harland Clarke Holdings Corp.:
6.00%, 5/15/15 (f)	50	39,875
9.50%, 5/15/15	60	53,550
Intelsat Corp., 6.88%, 1/15/28	210	172,200
Liberty Global, Inc., 4.50%, 11/15/16 (b)(c)	70	79,888
Lions Gate Entertainment, Inc., 10.25%, 11/01/16 (b)	65	65,488
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (b)	25	24,750
McClatchy Co., 11.50%, 2/15/17 (b)	215	216,075
Nexstar Broadcasting, Inc., 8.88%, 4/15/17 (b)	70	69,300
Nielsen Finance LLC, 10.00%, 8/01/14	505	513,206

Corporate Bonds	Par (000)	Value

Media (concluded)
ProtoStar I Ltd., 18.00%, 10/15/12 (a)(b)(c)(g)	$414	$393,352
Rainbow National Services LLC (b):
8.75%, 9/01/12	310	313,100
10.38%, 9/01/14	378	395,010
TL Acquisitions, Inc., 10.50%, 1/15/15 (b)	290	263,175
UPC Germany GmbH, 8.13%, 12/01/17 (b)	400	392,000
UPC Holding BV, 9.88%, 4/15/18 (b)	100	101,000

		5,569,916

Metals & Mining — 3.5%
AK Steel Corp., 7.63%, 5/15/20	120	118,500
Aleris International, Inc. (a)(g):
9.00%, 12/15/14	120	300
10.00%, 12/15/16	125	856
Drummond Co., Inc.
9.00%, 10/15/14 (b)	150	149,250
7.38%, 2/15/16	40	38,100
FMG Finance Property Ltd. (b):
10.00%, 9/01/13	85	91,056
10.63%, 9/01/16	185	203,500
McJunkin Red Man Corp., 9.50%, 12/15/16 (b)	215	208,550
Murray Energy Corp., 10.25%, 10/15/15 (b)	145	144,275
Novelis, Inc., 11.50%, 2/15/15	110	119,350
Ryerson, Inc.:
7.72%, 11/01/14 (f)	60	55,875
12.00%, 11/01/15	70	71,225
Steel Dynamics, Inc., 7.38%, 11/01/12	100	102,250
United States Steel Corp., 7.38%, 4/01/20	90	87,975
Vedanta Resources Plc, 9.50%, 7/18/18 (b)	105	107,100

		1,498,162

Multiline Retail — 1.5%
Dollar General Corp.:
10.63%, 7/15/15	12	13,080
11.88%, 7/15/17 (e)	454	515,290
Saks, Inc., 9.88%, 10/01/11	95	99,750

		628,120

Oil, Gas & Consumable Fuels — 7.9%
Arch Coal, Inc., 8.75%, 8/01/16 (b)	10	10,200
Atlas Energy Operating Co. LLC:
12.13%, 8/01/17	80	88,800
10.75%, 2/01/18	45	47,700
Berry Petroleum Co., 8.25%, 11/01/16	80	78,400
Bill Barrett Corp., 9.88%, 7/15/16	40	41,400

4	BLACKROCK HIGH YIELD TRUST	MAY 31, 2010

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Oil, Gas & Consumable Fuels (concluded)
Chesapeake Energy Corp.:
6.38%, 6/15/15	$30	$29,925
6.63%, 1/15/16	250	250,625
2.25%, 12/15/38 (c)	125	90,469
Coffeyville Resources LLC, 9.00%, 4/01/15 (b)	50	49,500
Connacher Oil and Gas Ltd. (b):
11.75%, 7/15/14	30	31,350
10.25%, 12/15/15	170	163,200
Consol Energy, Inc., 8.25%, 4/01/20 (b)	335	342,118
Crosstex Energy LP, 8.88%, 2/15/18 (b)	185	182,225
Denbury Resources, Inc.:
7.50%, 12/15/15	30	29,925
8.25%, 2/15/20	144	148,680
Frontier Oil Corp., 6.63%, 10/01/11	65	65,650
Massey Energy Co., 6.88%, 12/15/13	155	148,800
Newfield Exploration Co., 6.63%, 9/01/14	30	30,075
Niska Gas Storage US LLC, 8.88%, 3/15/18 (b)	320	321,600
OPTI Canada, Inc., 9.00%, 12/15/12 (b)	230	231,150
Overseas Shipholding Group, Inc., 7.50%, 2/15/24	350	300,125
Patriot Coal Corp., 8.25%, 4/30/18	70	68,600
Petrohawk Energy Corp.:
10.50%, 8/01/14	100	105,750
7.88%, 6/01/15	15	14,531
Range Resources Corp., 7.38%, 7/15/13	140	140,700
Sabine Pass LNG LP, 7.50%, 11/30/16	130	107,900
Whiting Petroleum Corp., 7.25%, 5/01/13	205	204,744

		3,324,142

Paper & Forest Products — 3.6%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (b)(e)	20	18,225
Boise Paper Holdings LLC (b):
9.00%, 11/01/17	55	58,094
8.00%, 4/01/20	30	30,225
Clearwater Paper Corp., 10.63%, 6/15/16 (b)	70	76,825
Georgia-Pacific LLC, 8.25%, 5/01/16 (b)	285	296,400
Glatfelter, 7.13%, 5/01/16 (b)	35	33,250
NewPage Corp.:
10.00%, 5/01/12	150	87,187
11.38%, 12/31/14	755	705,925
Norske Skog Canada Ltd., 7.38%, 3/01/14	120	59,700

Corporate Bonds	Par (000)	Value

Paper & Forest Products (concluded)
Verso Paper Holdings LLC, 11.50%, 7/01/14 (b)	$150	$160,125

		1,525,956

Pharmaceuticals — 0.4%
Angiotech Pharmaceuticals, Inc., 4.29%, 12/01/13 (f)	195	152,100

Professional Services — 0.2%
FTI Consulting, Inc., 7.75%, 10/01/16	100	98,750

Road & Rail — 0.2%
Avis Budget Car Rental LLC, 9.63%, 3/15/18 (b)	85	85,000

Semiconductors & Semiconductor Equipment — 0.2%
Advanced Micro Devices, Inc., 8.13%, 12/15/17 (b)	70	68,688

Software — 0.0%
BMS Holdings, Inc., 7.89%, 2/15/12 (b)(e)(f)	83	1,657

Specialty Retail — 1.3%
Asbury Automotive Group, Inc., 7.63%, 3/15/17	60	55,800
General Nutrition Centers, Inc., 10.75%, 3/15/15	95	95,713
Group 1 Automotive, Inc., 2.25%, 6/15/36 (c)(h)	25	20,375
Limited Brands, Inc., 8.50%, 6/15/19	140	149,100
Sonic Automotive, Inc., 9.00%, 3/15/18	65	65,488
United Auto Group, Inc., 7.75%, 12/15/16	165	155,512

		541,988

Textiles, Apparel & Luxury Goods — 0.2%
Quiksilver, Inc., 6.88%, 4/15/15	100	87,500

Tobacco — 0.1%
Vector Group Ltd., 11.00%, 8/15/15 (b)	55	55,138

Trading Companies & Distributors — 0.3%
Russel Metals, Inc., 6.38%, 3/01/14	125	119,688

Wireless Telecommunication Services — 4.1%
Cricket Communications, Inc.:
10.00%, 7/15/15	225	230,625
7.75%, 5/15/16	270	274,050
Digicel Group Ltd. (b):
9.13%, 1/15/15 (e)	294	286,650
8.25%, 9/01/17	130	127,400
iPCS, Inc., 2.47%, 5/01/13 (f)	110	101,200
MetroPCS Wireless, Inc., 9.25%, 11/01/14	415	427,450

BLACKROCK HIGH YIELD TRUST	MAY 31, 2010	5

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Wireless Telecommunication Services (concluded)
Nextel Communications, Inc.:
Series E, 6.88%, 10/31/13 (e)	$130		$124,475
Series F, 5.95%, 3/15/14	20		18,450
Sprint Capital Corp., 6.88%, 11/15/28	180		149,625

			1,739,925

Total Corporate Bonds – 94.5%			39,939,582

Floating Rate Loan Interests (f)

Auto Components — 1.7%
Allison Transmission, Inc., Term Loan, 3.01% - 3.10%, 8/07/14	388		351,610
Dana Holding Corp., Term Advance, 4.53% - 4.73%, 1/30/15	33		31,658

			383,268

Automobiles — 1.4%
Ford Motor Co., Tranche B-1 Term Loan, 3.31% - 3.34%, 12/15/13	646		601,537

Commercial Services & Supplies — 0.6%
International Lease Finance Corp.:
Term Loan 1, 6.75%, 2/23/15	150		146,475
Term Loan 2, 7.00%, 3/05/16	100		97,300

			243,775

Construction & Engineering — 0.6%
Safway Services, LLC, Last Out Term Loan, 15.63%, 12/14/17	250		250,000

Consumer Finance — 1.7%
American General Finance Corp., Term Loan, 7.25%, 4/16/16	750		726,000

Food & Staples Retailing — 0.5%
Rite Aid Corp., Tranche 4 Term Loan, 9.50%, 6/10/15	199		202,103

Health Care Providers & Services — 0.2%
Harden Healthcare, Term Loan A, 8.50%, 2/22/15	85		82,921

Hotels, Restaurants & Leisure — 1.1%
Travelport LLC (FKA Travelport, Inc.), Loan, 8.44%, 3/27/12	521		489,319

IT Services — 0.3%
First Data Corp., Initial Tranche B-3 Term Loan, 3.03% - 3.04%, 9/24/14	150		126,271

Floating Rate Loan Interests (f)	Par (000)		Value

Independent Power Producers & Energy Traders — 1.0%
Texas Competitive Electric Holdings Co., LLC (TXU):
Initial Tranche B-2 Term Loan, 3.80% - 4.07%, 10/10/14	$142		$109,469
Initial Tranche B-3 Term Loan, 3.79% - 3.80%, 10/10/14	388		296,148

			405,617

Media — 2.0%
Affinion Group Holdings, Inc., Loan, 7.89%, 3/01/12	354		333,666
Cengage Learning Acquisitions, Inc. (Thomson Learning), Tranche 1 Incremental Term Loan, 7.50%, 7/03/14	246		246,853
HMH Publishing Co., Ltd., Tranche A Term Loan, 5.53%, 6/12/14	151		138,006
Newsday, LLC, Fixed Rate Term Loan, 10.50%, 8/01/13	350		367,500
Worldcolor Press, Inc. and Worldcolor (USA) Corp. (FKA Quebecor World, Inc.), Advance, 9.00%, 7/23/12	99		100,205

			1,186,230

Oil, Gas & Consumable Fuels — 0.7%
Tronox Worldwide LLC:
Tranche B-1 Term Loan, 9.00%, 6/24/10	236		237,210
Tranche B-2 Term Loan, 9.00%, 6/24/10	64		63,728

			300,938

Paper & Forest Products — 0.3%
Verso Paper Finance Holdings LLC, Loan, 6.60% - 7.35%, 2/01/13	202		131,255

Real Estate Management & Development — 0.4%
Realogy Corp., Term Loan (Second Lien), 13.50%, 10/15/17	150		157,500

Specialty Retail — 0.1%
Claire’s Stores, Inc., Term Loan B, 3.04%, 5/29/14	30		24,851

Total Floating Rate Loan Interests – 12.6%			5,311,585

Other Interests (i)	Beneficial Interest (000)		Value

Auto Components — 1.7%
Delphi Debtor-in-Possession Holding Co. LLP, Class B, Membership Interests	—	(j)	722,448

6	BLACKROCK HIGH YIELD TRUST	MAY 31, 2010

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)
(Percentages shown are based on Net Assets)

Other Interests (i)	Beneficial Interest (000)	Value

Health Care Providers & Services — 0.0%
Critical Care Systems International, Inc.	$5	$953

Total Other Interests – 1.7%		723,401

Preferred Securities

Preferred Stocks	Shares

Media — 0.0%
CMP Susquehanna Radio Holdings Corp., 0.00% (a)(b)(f)	5,410	—

Specialty Retail — 0.2%
Lazydays RV Center, Inc., 0.00% (a)	72	71,985

Total Preferred Securities – 0.2%		71,985

Warrants (k)

Diversified Telecommunication Services — 0.0%
NEON Communications, Inc. (Expires 12/02/12)	53,622	1

Media — 0.0%
CMP Susquehanna Radio Holdings Corp. (Expires 3/26/19) (b)	6,182	—

Software — 0.0%
HMH Holdings/EduMedia (Expires 3/09/17)	1,184	—

Total Warrants – 0.0%		1

Total Long-Term Investments (Cost – $48,764,873) – 110.3%		46,582,414

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (l)(m)	2,583,931	2,583,931

Total Short-Term Securities (Cost – $2,583,931) – 6.1%		2,583,931

Options Purchased	Contracts	Value

Over-the-Counter Call Options — 0.0%
Marsico Parent Superholdco LLC, Strike Price $942.86, expires 12/01/19, Broker Goldman Sachs Bank USA	3	$630

Total Options Purchased (Cost – $2,933) – 0.0%		630

Total Investments (Cost – $51,351,737*) – 116.4%		49,166,975
Liabilities in Excess of Other Assets – (16.4)%		(6,931,833)

Net Assets – 100.0%		$42,235,142

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$51,489,168

Gross unrealized appreciation	$1,770,891
Gross unrealized depreciation	(4,093,084)

Net unrealized depreciation	$(2,322,193)

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Convertible security.

(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(e)	Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.

(f)	Variable rate security. Rate shown is as of report date.

(g)	Issuer filed for bankruptcy and/or is in default of interest payments.

(h)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(i)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(j)	Amount is less than $1,000.

(k)

Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

BLACKROCK HIGH YIELD TRUST	MAY 31, 2010	7

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)

(l)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2009	Net Activity	Shares Held at May 30, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	2,180,193	403,738	2,583,931	$1,794

(m)	Represents the current yield as of report date.

•	Credit default swaps on single-name issues – buy protection outstanding as of May 31, 2010 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Depreciation

Wells Fargo & Co.	1.00%	JPMorgan Chase NA	June 2011	USD 600	—
Brunswick Corp.	5.00%	Credit Suisse International	September 2014	USD 150	$(13,428)

Total					$(13,428)

•	Credit default swaps on single-name issues – sold protection outstanding as of May 31, 2010 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration	Credit Rating[2]	Notional Amount (000)[1]	Unrealized Depreciation

Levi Strauss & Co.	5.00%	Deutsche Bank AG	June 2015	B--	USD 55	$(840)

[1]	Using Standard and Poor’s ratings of the issuer.

[2]	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

•

For Trust compliance purposes, the Trust ‘s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

8	BLACKROCK HIGH YIELD TRUST	MAY 31, 2010

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of May 31, 2010 in determining the fair valuation of the Trust ‘s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Long-Term Investments:
Common Stocks	$328,021	$44,783	$163,056	$535,860
Corporate Bonds	—	38,675,926	1,263,656	39,939,582
Floating Rate Loan Interests	—	4,333,239	978,346	5,311,585
Other Interests	—	—	723,401	723,401
Preferred Securities	—	—	71,985	71,985
Warrants	—	—	1	1
Short-Term Securities	2,583,931	—	—	2,583,931

Total	$2,911,952	$43,053,948	$3,200,445	49,166,345

Other Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:	—	$630	—	$630
Liabilities:	—	(14,268)	$(4,001)	(18,269)

Total	—	$(13,638)	$(4,001)	$(17,639)

[1]

Other financial instruments are swaps, options and unfunded loan commitments. Swaps and unfunded loan commitments are shown at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

BLACKROCK HIGH YIELD TRUST	MAY 31, 2010	9

Schedule of Investments (concluded)	BlackRock High Yield Trust (BHY)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in Securities

Valuation Inputs	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Securities	Warrants	Total

Balance, as of August 31, 2009	—	$1,149,295	$2,581,647	$953	—	$1	$3,731,896
Accrued discounts/ premiums	—	3,101	34,169	—	—	—	37,270
Realized gain (loss)	$(957,501)	(141,333)	(594,254)	—	—	(141,600)	(1,834,688)
Change in unrealized appreciation/ depreciation[1]	957,501	1,169,477	1,480,824	—	—	141,600	3,749,402
Net purchases (sales)	—	(850,667)	(910,147)	—	—	—	(1,760,814)
Net transfers in/out of Level 3	163,056	(66,217)	(1,613,893)	722,448	$71,985	—	(722,621)

Total	$163,056	$1,263,656	$978,346	$723,401	$71,985	$1	$3,200,445

[1]	The change in unrealized appreciation/depreciation on securities still held at May 31, 2010 was $534,398.

The following is a reconciliation of Level 3 other financial instruments for which significant unobservable inputs were used to determine fair value:

Other Financial Instruments[2]

Valuation Inputs	Liabilities

Balance, as of August 31, 2009	—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/ depreciation[2]	$(4,001)
Net purchases (sales)	—
Net transfers in/out of Level 3	—

Total	$(4,001)

[2]	Other financial instruments are unfunded loan commitments.

10	BLACKROCK HIGH YIELD TRUST	MAY 31, 2010

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock High Yield Trust

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock High Yield Trust

Date: July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock High Yield Trust

Date: July 23, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock High Yield Trust

Date: July 23, 2010